Note 19 - Segment Information (Details) - Assets By Reportable Segment (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Assets	$ 2,766,689	$ 2,260,154	[1]	$ 1,233,917	[1]
Long Lived Assets, Net	133,641	136,166	[1]	100,391	[1]
Performance Materials [Member]
Segment Reporting Information [Line Items]
Total Assets		1,297,489	[1]	665,354	[1]
Graphic Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets		787,513	[1]	421,402	[1]
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets		175,152	[1]	147,161	[1]
UNITED STATES
Segment Reporting Information [Line Items]
Long Lived Assets, Net		56,501	[1]	39,818	[1]
UNITED KINGDOM
Segment Reporting Information [Line Items]
Long Lived Assets, Net		30,037	[1]	21,463	[1]
ITALY
Segment Reporting Information [Line Items]
Long Lived Assets, Net		13,819	[1]	14,266	[1]
CHINA
Segment Reporting Information [Line Items]
Long Lived Assets, Net		17,428	[1]	8,766	[1]
Other Countries [Member]
Segment Reporting Information [Line Items]
Long Lived Assets, Net		18,381	[1]	16,078	[1]
Foreign [Member]
Segment Reporting Information [Line Items]
Long Lived Assets, Net		$ 79,665	[1]	$ 60,573	[1]

[1]	Long-lived assets represent property, plant and equipment, net.